Other Results of Operations Information (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended			11 Months Ended	12 Months Ended
	Nov. 29, 2019	Jan. 31, 2017	Nov. 30, 2019	Aug. 31, 2019	Sep. 30, 2018	Nov. 30, 2018	Nov. 30, 2019	Dec. 31, 2017	Jun. 30, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Asset Management Fees And Revenues						$ 28,144	$ 26,254	$ 28,831
Dividend income						5,416	10,740	(452)
Income from associated companies classified as other revenues						73,975	85,169	75,889
Revenues of oil and gas production and development businesses						127,090	175,169	61,541
Net realized securities gains (losses)						(939)	3,255	23,028
Gain on disposal						221,712	210,278	179,605
Other						102,938	90,247	57,715
Revenues						5,009,728	5,358,656	5,048,906
Distributions from associated companies						162,988	467,157	143,286
Taxes other than income or payroll						39,900	41,300	32,700
Proceeds from sale of investments classified as available-for-sale						1,600,000	900,000	400,000
Disposal group, disposed of by sale, not discontinued operations | National Beef
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale of National Beef			$ 205,000			0	205,017	0
Percentage of equity interest sold	31.00%		31.00%
Proceeds from sale of associated companies, including distributions	$ 970,000
Proceeds from sale of associated companies	790,600
Distributions from associated companies	$ 179,400
Disposal group, disposed of by sale, not discontinued operations | Garcadia
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal						221,712	0	0
Percentage of equity interest sold					100.00%
Proceeds from sale of equity interests and associated real estate					$ 417,200
Pre-tax gain on sale of equity interests and associated real estate					$ 221,700	221,700
Disposal group, disposed of by sale, not discontinued operations | Conwed
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal						0	0	178,236
Percentage of ownership interest sold		100.00%
Cash consideration from sale of business		$ 295,000
Potential earn-out payment to be received from sale of subsidiary		$ 40,000
Commissions and other fees
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues						662,546	675,772	617,020
Other
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues						558,336	667,993	424,788
Other, pre-reclass
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues						558,336	667,993	424,788
HomeFed
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on revaluation of our interest in HomeFed				$ 72,100		0	$ 72,142	0
HomeFed
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity method investment, ownership percentage									70.00%
Reclassified Presentation Of Certain Other Fees | Jefferies Group | Commissions and other fees
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues						28,300		23,800
Reclassified Presentation Of Certain Other Fees | Jefferies Group | Other
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues						$ (28,300)		$ (23,800)